Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE QM U.S. BOND INDEX FUND, INC.
Entity Central Index Key	0001120924
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000005563
Shareholder Report [Line Items]
Fund Name	QM U.S. Bond Index Fund
Class Name	Investor Class
Trading Symbol	PBDIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QM U.S. Bond Index Fund - Investor Class	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 1,779,251,000
Holdings Count | Holding	1,291
InvestmentCompanyPortfolioTurnover	34.70%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,779,251
Number of Portfolio Holdings	1,291

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

U.S. Government Agency Obligations (Excluding Mortgage-Backed)	37.7%
U.S. Government & Agency Mortgage-Backed Securities	26.4
Corporate Bonds	23.3
Asset-Backed Securities	3.6
Non-U.S. Government Mortgage-Backed Securities	2.5
Municipal Securities	2.1
Foreign Government Obligations & Municipalities	1.6
Securities Lending Collateral	0.3
Short-Term and Other	2.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	27.3%
Federal National Mortgage Assn.	12.4
U.S. Treasury Bonds	10.4
Federal Home Loan Mortgage	5.9
Government National Mortgage Assn.	5.7
Federal Home Loan Mortgage Multifamily Structured PTC	1.3
UMBS	1.3
JPMorgan Chase	0.6
Bank of America	0.5
Santander Drive Auto Receivables Trust	0.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000222343
Shareholder Report [Line Items]
Fund Name	QM U.S. Bond Index Fund
Class Name	I Class
Trading Symbol	TSBLX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QM U.S. Bond Index Fund - I Class	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
AssetsNet	$ 1,779,251,000
Holdings Count | Holding	1,291
InvestmentCompanyPortfolioTurnover	34.70%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,779,251
Number of Portfolio Holdings	1,291

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

U.S. Government Agency Obligations (Excluding Mortgage-Backed)	37.7%
U.S. Government & Agency Mortgage-Backed Securities	26.4
Corporate Bonds	23.3
Asset-Backed Securities	3.6
Non-U.S. Government Mortgage-Backed Securities	2.5
Municipal Securities	2.1
Foreign Government Obligations & Municipalities	1.6
Securities Lending Collateral	0.3
Short-Term and Other	2.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	27.3%
Federal National Mortgage Assn.	12.4
U.S. Treasury Bonds	10.4
Federal Home Loan Mortgage	5.9
Government National Mortgage Assn.	5.7
Federal Home Loan Mortgage Multifamily Structured PTC	1.3
UMBS	1.3
JPMorgan Chase	0.6
Bank of America	0.5
Santander Drive Auto Receivables Trust	0.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000222342
Shareholder Report [Line Items]
Fund Name	QM U.S. Bond Index Fund
Class Name	Z Class
Trading Symbol	TSBZX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QM U.S. Bond Index Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 1,779,251,000
Holdings Count | Holding	1,291
InvestmentCompanyPortfolioTurnover	34.70%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,779,251
Number of Portfolio Holdings	1,291

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

U.S. Government Agency Obligations (Excluding Mortgage-Backed)	37.7%
U.S. Government & Agency Mortgage-Backed Securities	26.4
Corporate Bonds	23.3
Asset-Backed Securities	3.6
Non-U.S. Government Mortgage-Backed Securities	2.5
Municipal Securities	2.1
Foreign Government Obligations & Municipalities	1.6
Securities Lending Collateral	0.3
Short-Term and Other	2.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	27.3%
Federal National Mortgage Assn.	12.4
U.S. Treasury Bonds	10.4
Federal Home Loan Mortgage	5.9
Government National Mortgage Assn.	5.7
Federal Home Loan Mortgage Multifamily Structured PTC	1.3
UMBS	1.3
JPMorgan Chase	0.6
Bank of America	0.5
Santander Drive Auto Receivables Trust	0.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless